Liability under insurance contracts and reinsurance contracts - Summary of reinsurance contracts that did not apply the premium allocation approach recognized for the first time (Details) - Insurance contracts other than those to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ 32,646	₩ 27,640
Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,638	1,480
Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,638	1,480
Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,364	490
Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	274	990
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(1,808,769)	(224,169)
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(1,746,549)	(160,095)
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(62,220)	(64,074)
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,539,839	178,048
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,478,971	109,889
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	60,868	68,159
Risk adjustment for non-financial risks [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	224,776	157,279
Risk adjustment for non-financial risks [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	16,978	4,672
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	16,978	4,672
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	15,475	3,098
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,503	1,574
Contractual service margin [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,649,798	1,266,258
Contractual service margin [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	253,590	42,929
Contractual service margin [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	253,590	42,929
Contractual service margin [member] | Reinsurance contracts held | Groups of contracts issued other than net profit contracts [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	253,467	47,598
Contractual service margin [member] | Reinsurance contracts held | Groups of net profit contracts issued [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ 123	₩ (4,669)